INCOME (LOSS) PER SHARE (Schedule of Details of Number of Shares and Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (loss) per share attributable to equity holders of the Company:
Weighted Number of Shares For the computation of basic income (loss)	37,970,697	36,418,833	36,245,813
Weighted Number of Shares Effect of potential dilutive ordinary shares	74,400
Weighted Number of Shares For the computation of diluted income (loss)	38,045,097	36,418,833	36,245,813
Loss Attributed to equity holders of the Company For the computation of basic income (loss)	$ 6,901	$ (6,733)	$ (11,270)
Loss Attributed to equity holders of the Company Effect of potential dilutive ordinary shares
Loss Attributed to equity holders of the Company For the computation of diluted income (loss)	$ 6,901	$ (6,733)	$ (11,270)